Segments and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Segments and Geographic Information
Schedule of net sales by country

Our net sales by country are as follows (in millions):

	13 Weeks Ended		39 Weeks Ended
	November 1, 2014	November 2, 2013	November 1, 2014	November 2, 2013

United States	$1,018	$1,013	$2,829	$2,731
Canada	112	105	301	284
Net sales	$1,130	$1,118	$3,130	$3,015

Schedule of reconciliation of net income to EBITDA (excluding losses on early extinguishments of debt and refinancing costs)

A reconciliation of net income to EBITDA (excluding losses on early extinguishment of debt and refinancing costs) is presented below (in millions).

	13 Weeks Ended		39 Weeks Ended
	November 1,	November 2,	November 1,	November 2,
	2014	2013	2014	2013
Net income	$64	$47	$61	$110
Interest expense	41	62	159	154
Provision for income taxes	36	26	44	62
Losses on early extinguishments of debt and refinancing cost	—	—	68	7
Depreciation and amortization	29	24	82	74
EBITDA (excluding losses on early extinguishments of debt and refinancing costs)	$170	$159	$414	$407

	Fiscal year
(In millions)	2013	2012	2011

Net income	$243	$200	$157
Interest expense	215	245	254
Refinancing costs and losses on early extinguishments of debt	14	33	18
Provision for income taxes	136	115	100
Depreciation and amortization	106	97	101

EBITDA (excluding refinancing costs and losses on early extinguishments of debt)	$714	$690	$630